Consolidated Statements of Comprehensive Income - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Line Items]
Technology platform-based income	¥ 29,218,432	¥ 38,294,317	¥ 41,221,842
Net interest income	18,981,376	14,174,231	7,750,460
Guarantee income	7,372,509	4,370,342	601,644
Other income	1,238,004	3,875,407	1,517,042
Investment income	1,305,625	1,151,753	939,899
Share of net profit/(loss) of investments accounted for using the equity method	(218)	(31,143)	14,837
Total income	58,115,728	61,834,907	52,045,724
Total expenses
Sales and marketing expenses	(15,756,916)	(17,993,072)	(17,813,557)
General and administrative expenses	(2,830,119)	(3,559,323)	(2,975,544)
Operation and servicing expenses	(6,429,862)	(6,557,595)	(6,031,297)
Technology and analytics expenses	(1,872,454)	(2,083,994)	(1,792,081)
Credit impairment losses	(16,550,465)	(6,643,727)	(3,035,188)
Asset impairment losses	(427,108)	(1,100,882)	(7,168)
Finance costs	(1,238,992)	(995,515)	(2,865,654)
Other gains/(losses)—net	3,459	499,379	384,270
Total expenses	(45,102,457)	(38,434,729)	(34,136,219)
Profit before income tax expenses	13,013,271	23,400,178	17,909,505
Less: Income tax expenses	(4,238,232)	(6,691,118)	(5,633,265)
other comprehensive income/(loss)	8,775,039	16,709,060	12,276,240
Net profit attributable to:
Owners of the Company	8,699,369	16,804,380	12,354,114
Non-controlling interests	75,670	(95,320)	(77,874)
other comprehensive income/(loss)	8,775,039	16,709,060	12,276,240
Items that may be reclassified to profit or loss
-Exchange differences on translation of foreign operations	(289,599)	66,501	289,593
Items that will not be reclassified to profit or loss
-Exchange differences on translation of foreign operations	(1,291,250)	(38,219)	325,058
Total comprehensive income for the year	7,194,190	16,737,342	12,890,891
Total comprehensive income attributable to:
Owners of the Company	7,118,117	16,832,782	12,968,513
Non-controlling interests	76,073	(95,440)	(77,622)
Total comprehensive income for the year	¥ 7,194,190	¥ 16,737,342	¥ 12,890,891
Earnings per share (expressed in RMB per share)
-Basic earnings per ADS	¥ 3.8	¥ 7.11	¥ 5.59
-Diluted earnings per ADS	3.79	6.69	5.55
Ordinary shares [member]
Earnings per share (expressed in RMB per share)
-Basic earnings per share	7.6	14.22	11.19
-Diluted earnings per share	¥ 7.58	¥ 13.38	¥ 11.1